INCENTIVE PAYABLES TO MEMBERS - Schedule of Incentive payables to members (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Incentive payables to members	¥ 265,612	¥ 312,170